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                           ONE GROUP(R) MUTUAL FUNDS

November 3, 2003

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: One Group Mutual Funds (the "Trust") (File No. 2-95973 and 811-4236); on behalf of each of its series (the "Funds"); Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A

                           Rule 497(J) CERTIFICATION

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and the Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 62 filed on October 30, 2003 and effective on November 1, 2003, pursuant to Rule 485(b). The text of Post-Effective Amendment No. 62 was filed electronically.

                                ONE GROUP(R) MUTUAL FUNDS
                                Registrant

                                /s/ David J. Kundert
                                ----------------------------------------
                                David J. Kundert, President

                                By: /s/ Alan G. Priest
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                                   Alan G. Priest, As Attorney-In-Fact
                                   Pursuant to Power of Attorney filed herewith

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                               POWER OF ATTORNEY

         David J. Kundert, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 15, 2003

                                                        /s/ David J. Kundert
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                                                        David J. Kundert